Certain Concentrations Of Credit Risk	6 Months Ended
Jun. 30, 2011
Certain Concentrations Of Credit Risk
Certain Concentrations Of Credit Risk

17. Certain concentrations of credit risk:

The Company is subject to concentrations of credit risk in connection with maintaining its cash primarily in two financial institutions in amounts in excess of levels insured by the Federal Deposit Insurance Corporation. The Company considers the institutions to be financially strong and does not consider the underlying risk to be significant. To date, these concentrations of credit risk have not had any effect on the Company's consolidated financial position or results of operations.

The Company has sold its gold and silver bullion at market prices predominantly to one or two customers during the past three years. Given the marketability and liquidity of the precious metals being sold and because of the large number of qualified buyers for gold and silver, the Company believes that upon the loss of either of its customers they could be quickly replaced without any adverse affect.

The embedded derivative in the Gold Bond was the only significant gold hedge derivative contract outstanding as of June 30, 2011, which is further explained in Notes 8 and 12. Since the Gold Bond does not require further cash payments to the Company it does not generate third party credit risk to the Company. The Company believes the potential risk of default by the counterparty to be acceptable.

The profitability of the Company's operations is dependent upon the production volume, production costs and the market price of gold. The price of gold or the value of mineral interests related thereto has fluctuated widely and is affected by numerous factors beyond the control of the Company. These factors include international economic and political conditions, expectations of inflation, international currency exchange rates, interest rates, global or regional consumptive patterns, speculative activities, levels of supply and demand, increased production due to new mine developments and improved mining and production methods, availability and costs of metal substitutes, metal stock levels and inventory carrying costs. The exact effect of these factors cannot be accurately predicted, but the combination of these factors may result in the Company not receiving a profit or acceptable rate of return on invested capital or the investment not retaining its value.